Summary of Potential Future Payments and Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding (Detail) In Millions				12 Months Ended						12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Corporate loans USD ($)	Mar. 31, 2011 Corporate loans JPY (¥)	Mar. 31, 2010 Corporate loans JPY (¥)	Mar. 31, 2011 Transferred Loans USD ($)	Mar. 31, 2011 Transferred Loans JPY (¥)	Mar. 31, 2010 Transferred Loans JPY (¥)	Mar. 31, 2011 Housing Loans USD ($)	Mar. 31, 2011 Housing Loans JPY (¥)	Mar. 31, 2010 Housing Loans JPY (¥)	Mar. 31, 2011 Other USD ($)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)
Guarantor Obligations [Line Items]
Maturity of the longest contract (Years)				2018	2018	2017	2043	2043		2051	2051	2051	2018	2018	2012
Potential future payment	$ 5,971	¥ 496,452	¥ 340,249	$ 3,756	¥ 312,273	¥ 321,448	$ 2,008	¥ 166,936	¥ 0	$ 204	¥ 16,949	¥ 18,798	$ 3	¥ 294	¥ 3
Book value of guarantee liabilities	$ 79	¥ 6,533	¥ 5,631	$ 24	¥ 1,958	¥ 2,986	$ 27	¥ 2,218	¥ 0	$ 28	¥ 2,353	¥ 2,644	$ 0	¥ 4	¥ 1